SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases effect on income statement - (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement for the Financial Year
Depreciation and Amortization	R$ 1,807,429	R$ 1,701,989	R$ 1,523,906
Financial expenses	8,740,380	R$ 10,446,450	R$ 7,133,414
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Income Statement for the Financial Year
Depreciation and Amortization	81,177
Financial expenses	R$ 19,125